Total Income Taxes Recognized (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Income before income taxes and equity in earnings of affiliated companies	¥ 69,089	¥ 74,470	¥ 64,706
Foreign currency translation adjustments	220	(591)	(493)
Net unrealized holding gains(losses) on securities available for sale	2,412	(70)	1,323
Pension liability adjustments	1,495	(230)	(1,456)
Net unrealized holding gains(losses) on derivative instruments	356	(852)	(54)
Total income taxes	¥ 73,572	¥ 72,727	¥ 64,026